Investments (Tables)	6 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
Investments
Investments consist of the following:

	December 31,
	2023	2022
Equity-method investments	$4,482	$2,984
Exchange-traded investments at fair value	9,685	16,841
Total Investments	$14,167	$19,825
Investments consist of the following:

	June 30, 2024	December 31, 2023
Equity-method investments	$5,594	$4,482
Exchange-traded investments at fair value	12,331	9,685
Total Investments	$17,925	$14,167